Aug. 20, 2025
Invesco Active U.S. Real Estate ETF

Restated Fee Table. The following replaces the corresponding disclosure in the “Fund Fees and Expenses” section of the Fund’s Summary Prospectus and the “Summary Information – Fund Fees and Expenses” section of the Fund’s Statutory Prospectus:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses	0.55%

1	“Other Expenses” have been restated to reflect current fees related to certain non-recurring costs associated with a proxy statement of the Fund.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

The following information is added after the fourth paragraph under the headings “Principal Investment Strategies” in the prospectuses, as applicable:

The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED AUGUST 20, 2025, TO THE PROSPECTUSES

AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2025,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Active U.S. Real Estate ETF (PSR)

(the “Fund”)